Balances and Transactions with Related Parties (Details) (Affiliated Entity [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Accounts receivable	$ 101	$ 43
Accounts payable		6
Due from affiliated companies	501	233
Purchases from Parent and affiliates	93	57
Interest income from Parent	24	4	15
Sales to Parent and affiliated companies	$ 297	$ 347	$ 142
Interest rate, related party	5.50%	5.50%	5.50%